Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and Equipment consist of the following at:

	March 31, 2021 (Unaudited)	December 31, 2020
Trucks	$57,750	$-
Containers	92,250	-
Software	99,025	99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	19,731	18,800
Total	330,678	179,747
Accumulated depreciation and amortization	(176,758)	(169,949)

Net	$153,920	$9,798

Property and Equipment consist of the following at:

	December 31, 2020	December 31, 2019
Software	99,025	99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	18,800	18,800
Leasehold Improvements	-	2,100
Total	179,747	181,847

Accumulated depreciation and amortization	(169,949)	(161,058)

Net	$9,798	$20,789